Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current	$ 0	$ 0
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net loss before income taxes	$ (11,657,674)	$ (8,131,197)	$ (2,300,571)	$ (1,394,641)
Statutory income tax rate	26.50%	26.50%	26.50%	26.50%
Income tax benefit	$ (3,089,284)	$ (2,154,767)	$ (609,651)	$ (369,580)
Foreign rate differential	(323,877)	1,227,150	379,594	230,116
Unrecognized loss carryforwards	5,168,873	1,089,449	230,057	139,464
Net operating loss before carryforwards
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0	0	0
Unrecognized loss carryforwards
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0	0	0
Kingdom of Lesotho
Major components of tax expense (income) [abstract]
Current	$ 0	$ 0	0	0
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	10.00%	10.00%
Republic of Malta
Major components of tax expense (income) [abstract]
Current	$ 0	$ 0	0	0
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	35.00%	35.00%
United Kingdom
Major components of tax expense (income) [abstract]
Current	$ 0	$ 0	$ 0	$ 0
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	19.00%	19.00%